SCHEDULE OF CASHFLOWS RELATED TO LEASES (Details) - Seamless Group Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Payments for operating lease liabilities	$ 199,447	$ 172,711
Cash flows from financing activities:
Principal payments on finance lease obligation		61,048
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	$ 7,350	$ 376,428